                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology, LLC
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt           New York, New York   January 17, 2008
--------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2

Form 13F Information Table Entry Total:          136

Form 13F Information Table Value Total:   $1,377,483
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                    FORM 13F
Page 1 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                              Item 6:
                                                                       Investment Discretion
                                               Item 4:                -----------------------
                                                Fair       Item 5:             (b)             Item 7:            Item 8:
                           Item 2:  Item 3:    Market     Shares of         Shared-As   (c)   Managers   Voting Authority (Shares)
         Item 1:          Title of   CUSIP      Value     Principal    (a) Defined in Shared-    See   -----------------------------
      Name of Issuer        Class    Number  (x $1,000)     Amount    Sole  Instr. V   Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------- -------- --------- ---------- ------------- ---- ---------- ------- -------- --------- ---------- --------
ACCELRYS INC              COM      00430U103      5,255    697,912 SH           X                02      697,912
ACCENTURE LTD CL A        COM      G1150G111      6,377    177,000 SH           X                01      177,000
ACTEL                     COM      004934105      2,527    185,000 SH           X                02      185,000
ADVANCED ENERGY INDUS     COM      007973100      1,308    100,000 SH           X                02      100,000
AIRSPAN NETWORKS          COM      00950h103      5,060  2,875,000 SH           X                02    2,875,000
ALIGN TECHNOLOGY INC      COM      016255101      9,758    585,000 SH           X                01      585,000
ALLOT COMMUNICATIONS, LTD COM      IL0010996      2,467    508,600 SH           X                02      508,600
ALSIUS CORP DEL           COM      021211206        560    124,500 SH           X                02      124,500
AMICAS INC                COM      001712108      7,178  2,698,375 SH           X                02    2,698,375
AMIS HOLDINGS             COM      031538101     10,106  1,008,600 SH           X                02    1,008,600
APPLIED MICRO CIRCUITS    COM      03822W109     11,123  1,272,675 SH           X                01    1,272,675
ARENA PHARMACEUTICALS     COM      040047102      1,746    223,000 SH           X                02      223,000
ARIBA                     COM      04033V203     19,072  1,710,500 SH           X                02    1,710,500
ASPEN TECHNOLOGY INC      COM      045327103      1,774    109,400 SH  X                                 109,400
ATMEL CORP COM            COM      049513104      9,267  2,145,200 SH           X                01    2,145,200
AUTOBYTEL INC             COM      05275n106      2,628    955,600 SH           X                02      955,600
AUTODESK INC              COM      052769106      5,205    104,600 SH           X                01      104,600
AVX CORP NEW              COM      002444107      2,322    173,000 SH           X                01      173,000
BALLANTYNE OF OMAHA INC   COM      058516105      2,178    372,300 SH           X                02      372,300
BEA SYS INC COM           COM      073325102     16,113  1,021,100 SH           X                01    1,021,100
BMC SOFTWARE INC COM      COM      055921100     79,317  2,225,500 SH           X                01    2,225,500
BORLAND SOFTWARE          COM      099849101     20,016  6,650,000 SH           X              01,02   6,650,000
BROOKS AUTOMATION INC     COM      114340102      3,831    290,000 SH           X                02      290,000
BSQUARE CORP              COM      11776U102      6,781    999,100 SH           X                02      999,100
BUSINESS OBJECTS          ADR      12328X107        749     12,300 SH  X                                  12,300
CALIFORNIA MICRO DEVICES
   CORP                   COM      130439102      6,237  1,344,100 SH           X                02    1,344,100
CALLIDUS SOFTWARE         COM      13123E500      7,268  1,405,883 SH           X              01,02   1,405,883
CITRIX SYS INC            COM      177376100     31,145    819,400 SH           X                01      819,400
CNET NETWORKS INC COM     COM      12613R104     26,251  2,872,100 SH           X                01    2,872,100
COGNIZANT TECHNOLOGY
   SOLUTIONS              COM      192446102     27,135    799,500 SH           X                01      799,500
COGNOS INC.               COM      19244C109     41,882    727,500 SH           X                01      727,500
COHERENT INC              COM      192479103      5,014    200,000 SH           X                02      200,000
COLUMN TOTAL                                    377,650

                                    FORM 13F
Page 2 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                              Item 6:
                                                                       Investment Discretion
                                               Item 4:                -----------------------
                                                Fair       Item 5:             (b)             Item 7:            Item 8:
                           Item 2:  Item 3:    Market     Shares of         Shared-As   (c)   Managers   Voting Authority (Shares)
         Item 1:          Title of   CUSIP      Value     Principal    (a) Defined in Shared-    See   -----------------------------
      Name of Issuer        Class    Number  (x $1,000)     Amount    Sole  Instr. V   Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------- -------- --------- ---------- ------------- ---- ---------- ------- -------- --------- ---------- --------
COMPUTER TASK GROUP COM   COM      205477102      2,889    522,500 SH           X                01      522,500
COMPUWARE CORP COM        COM      205638109     20,208  2,275,700 SH           X                01    2,275,700
COMVERSE TECHNOLOGY INC   COM      205862402     47,957  2,780,100 SH           X                01    2,780,100
COREL CORP.               COM      21869X103      4,656    435,100 SH           X                02      435,100
DEXCOM INC                COM      252131107      5,265    596,300 SH           X                02      596,300
DICE HOLDINGS INC         COM      253017107      5,356    670,400 SH           X                02      670,400
EAGLE TEST SYSTEMS INC    COM      270006109      2,556    200,000 SH           X                02      200,000
EFJ INC                   COM      26843B101      2,269    825,000 SH           X                02      825,000
ELOYALTY CORP             COM      290151307     11,089    830,668 SH           X              01,02     830,668
EMCOR CORP                COM      290846104     12,546    820,000 SH           X                02      820,000
EPICOR SOFTWARE CORP      COM      29426L108      2,352    199,700 SH  X                                 199,700
FLEXTRONICS INTL LTD      COM      Y2573F102      5,608    465,000 SH           X                01      465,000
GREATBATCH INC            COM      972232102      5,497    275,000 SH           X                02      275,000
HIMAX TECHNOLOGIES INC.   ADR      43289P106      7,045  1,650,000 SH           X                02    1,650,000
IKANOS COMMUNICATIONS     COM      45173E105      5,461  1,015,000 SH           X                02    1,015,000
INFINEON TECH AG ADR
   SPNSRD AD              ADR      45662N103     10,606    911,200 SH           X                01      911,200
INFORMATICA CORP          COM      45666Q102     25,077  1,391,600 SH           X                01    1,391,600
INTEGRATED DEVICE TECH    COM      458118106     24,114  2,132,100 SH           X                01    2,132,100
INTEGRATED SILIC SOLTN    COM      45812P107      4,131    624,000 SH           X                02      624,000
INTL RECTIFIER CORP       COM      460254105     22,804    671,300 SH           X                01      671,300
INVACARE CORP             COM      461203101     25,477  1,011,400 SH           X                01    1,011,400
ION GEOPHYSICAL
   CORPORATION            COM      462044108        394     25,000 SH           X                02       25,000
IXIA                      COM      45071R109     14,469  1,526,300 SH           X              01,02   1,526,300
JABIL CIRCUIT INC         COM      466313103      2,862    187,400 SH           X                01      187,400
JUPITERMEDIA CORP         COM      48207D101     13,293  3,479,800 SH           X                02    3,479,800
KBL HEALTHCARE
   ACQUISITION COR        COM      48241N206      2,872    375,000 SH           X                02      375,000
KEMET CORP                COM      488360108      8,141  1,227,900 SH           X                02    1,227,900
KEYNOTE SYS INC           COM      493308100     16,499  1,174,300 SH           X                02    1,174,300
KOSAN BIOSCIENCES         COM      50064W107      1,948    541,000 SH           X                02      541,000
KULICKE & SOFFA           COM      501242101      5,934    865,000 SH           X                02      865,000
LATTICE SEMICONDUCTOR     COM      518415104     17,396  5,352,500 SH           X              01,02   5,352,500
LAWSON SOFTWARE INC       COM      52078P102      4,658    454,900 SH           X                01      454,900
LIQUIDITY SERVICES INC    COM      53635B107      4,972    385,400 SH           X                02      385,400
LOOKSMART LTD             COM      543442503      6,135  1,923,140 SH           X                02    1,923,140
LSI CORP                  COM      502161102     14,410  2,713,720 SH           X                01    2,713,720
MARVELL TECH GROUP LTD
   ORD                    COM      G5876H105     14,350  1,026,500 SH           X                01    1,026,500
MATTSON TECHNOLOGY INC    COM      577223100      3,338    390,000 SH           X                02      390,000
MAXIM INTEGRATED          COM      57772K101     42,517  1,605,620 SH           X                01    1,605,620
MEDICINES CO              COM      584688105     13,841    722,400 SH           X                01      722,400
COLUMN TOTAL                                    440,992

                                    FORM 13F
Page 3 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                              Item 6:
                                                                       Investment Discretion
                                               Item 4:                -----------------------
                                                Fair       Item 5:             (b)             Item 7:            Item 8:
                           Item 2:  Item 3:    Market     Shares of         Shared-As   (c)   Managers   Voting Authority (Shares)
         Item 1:          Title of   CUSIP      Value     Principal    (a) Defined in Shared-    See   -----------------------------
      Name of Issuer        Class    Number  (x $1,000)     Amount    Sole  Instr. V   Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------- -------- --------- ---------- ------------- ---- ---------- ------- -------- --------- ---------- --------
MENTOR CORP               COM      587188103      9,814    251,000 SH           X                01      251,000
MERIX CORP                COM      590049102      3,940    847,400 SH           X                02      847,400
MICREL INC                COM      594793101      2,873    340,000 SH           X                02      340,000
MICRON TECHNOLOGY INC     COM      595112103      5,525    762,100 SH           X                01      762,100
MINDSPEED TECHNOLOGIES    COM      602682106      3,884  3,184,000 SH           X                02    3,184,000
MKS INSTRUMENTS           COM      55306N104      7,082    370,000 SH           X                02      370,000
MONOGRAM BIOSCIENCES INC. COM      60975U108      5,538  3,900,000 SH           X                02    3,900,000
MOTIVE INC                COM      61980V107      3,535  2,525,200 SH           X                02    2,525,200
MOVE INC                  COM      62458M108      4,782  1,952,000 SH           X                02    1,952,000
MSC.SOFTWARE              COM      553531104     22,820  1,756,700 SH           X              01,02   1,756,700
MYLAN LABS                COM      628530107     11,335    806,200 SH           X                01      806,200
McAFFE INC                COM      579064106     14,426    384,700 SH           X                01      384,700
NETFLIX INC               COM      64110L106     11,992    450,500 SH           X                01      450,500
NORTHSTAR NEUROSCIENCE,
   INC                    COM      66704V101      2,259    242,900 SH           X                02      242,900
NOVELL INC                COM      670006105     14,518  2,113,300 SH           X                01    2,113,300
O2 MICRO INTERNATIONAL    ADR      67107W100      5,050    437,600 SH           X                02      437,600
OPENWAVE SYS INC          COM      683718308     21,240  8,169,300 SH           X              01,02   8,169,300
OPNET TECHNOLOGIES        COM      683757108     16,526  1,824,100 SH           X                02    1,824,100
OPNEXT INC                COM      68375V105      2,628    297,000 SH           X                02      297,000
PARAMEDTRIC TECH CORP     COM      699173209     18,460  1,034,200 SH           X                01    1,034,200
PHARMACEUTICALS COMPANIES
   INC                    COM      69888P106      5,880    245,000 SH           X                02      245,000
PHOTOTRONICS INC          COM      719405102      4,926    395,000 SH           X                02      395,000
PLATO LEARNING INC        COM      72764Y100      6,994  1,761,800 SH           X                02    1,761,800
POWER MEDICAL
   INTERVENTIONS          COM      739299105      2,988    217,000 SH           X                02      217,000
POWERWAVE TECHNOLOGIES    COM      739363109     31,923  7,921,400 SH           X              01,02   7,921,400
PRESSTEK INC              COM      741113104      5,232  1,021,900 SH           X                02    1,021,900
QIMONDA AG                ADR      746904101      7,994  1,118,100 SH           X                01    1,118,100
QLOGIC CORP               COM      747277101     14,466  1,018,700 SH           X                01    1,018,700
QUEST SOFTWARE INC        COM      74834T103      6,111    331,400 SH           X                01      331,400
RADVISION INC             COM      M81869105      5,195    468,900 SH           X                02      468,900
RADWARE, LTD              COM      IL0010834      7,854    510,000 SH           X                02      510,000
RAIN MAKER SYSTEM         COM      750875106      1,947    300,000 SH           X                02      300,000
RIVERSTONE NETWORKS       COM      769320995        490  8,160,250 SH           X              01,02   8,160,250
SAPIENT CORP              COM      803062108      5,490    623,200 SH           X                02      623,200
SCIENTIFIC LEARNING CORP  COM      808760102      5,360  1,000,000 SH           X                02    1,000,000
SCOPUS VIDEO NETWORKS     COM      M8260H106      4,901    901,000 SH           X                02      901,000
SMART MODULAR             COM      G82245104      8,653    850,000 SH           X                02      850,000
COLUMN TOTAL                                    314,631

                                    FORM 13F
Page 4 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                              Item 6:
                                                                       Investment Discretion
                                               Item 4:                -----------------------
                                                Fair       Item 5:             (b)             Item 7:            Item 8:
                           Item 2:  Item 3:    Market     Shares of         Shared-As   (c)   Managers   Voting Authority (Shares)
         Item 1:          Title of   CUSIP      Value     Principal    (a) Defined in Shared-    See   -----------------------------
      Name of Issuer        Class    Number  (x $1,000)     Amount    Sole  Instr. V   Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------- -------- --------- ---------- ------------- ---- ---------- ------- -------- --------- ---------- --------
SONIC SOLUTIONS           COM      835460106      5,311    511,200 SH           X                02      511,200
SPANSION INC              COM      84649R101     12,543  3,191,600 SH           X                01    3,191,600
SYMMETRICOM               COM      871543104      6,597  1,400,600 SH           X                02    1,400,600
TELECOMMUNICATIONS SYS
   CL A                   COM      87929J103      9,218  2,589,400 SH           X                02    2,589,400
TELLABS INC               COM      879664100     26,601  4,067,500 SH           X                01    4,067,500
TERADYNE INC              COM      880770102     18,989  1,836,500 SH           X                01    1,836,500
TNS INC                   COM      872960109     15,086    849,900 SH           X                02      849,900
TRANS1 INC                COM      89385X105      2,818    171,100 SH           X                02      171,100
TRIDENT MICROSYSTEMS COM  COM      895919108      9,701  1,478,800 SH           X                01    1,478,800
TRX INC                   COM      898452107      2,108  1,771,300 SH           X                02    1,771,300
TTI TEAM TELECOM LTD
                          COM      M88258104      2,000    909,091 SH           X                02      909,091
TUMBLEWEED COMMUNICTNS
   CORP                   COM      899690101      8,404  5,002,300 SH           X                02    5,002,300
ULTICOM                   COM      903844108      7,081    885,100 SH           X                02      885,100
ULTRATECH INC             COM      904034105      2,098    185,000 SH           X                02      185,000
VALEANT PHARMACEUTICALS
   INTL                   COM      91911X104     18,451  1,541,400 SH           X                01    1,541,400
VALUECLICK INC            COM      92046N102     14,793    675,500 SH           X                01      675,500
VERISIGN INC              COM      92343E102      2,110     56,100 SH  X                                  56,100
VIRAGE LOGIC CORP         COM      92763R104      5,949    712,400 SH           X                02      712,400
VISHAY INTERTECHNOLOGY    COM      928298108     13,173  1,154,500 SH           X                01    1,154,500
WEBSITE PROS INC          COM      94769V105      6,040    520,278 SH           X                02      520,278
WESTERN DIGITAL CORP      COM      958102105      3,048    100,900 SH  X                                 100,900
WIND RIVER SYSTEMS INC    COM      973149107     38,016  4,257,100 SH           X                01    4,257,100
XYRATEX LTD               COM      G98268108      7,887    499,200 SH           X                02      499,200
ZARLINK SEMICONDUCTOR INC COM      989139100      1,194  1,658,200 SH           X                02    1,658,200
ZHONE TECHNOLOGIES INC    COM      98950P108      3,859  3,298,674 SH           X                02    3,298,674
ACUSPHERE INC CONVERTIBLE
   PREF                   PFD      00511R862        381     70,000 SH           X                02       70,000
ELOYALTY CORP SERIES B
   CONV. PF               PFD      290152990        115     22,475 SH  X                                  22,475
COLUMN TOTAL                                    243,571

                                    FORM 13F
Page 5 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                              Item 6:
                                                                       Investment Discretion
                                               Item 4:                -----------------------
         Item 1:                                Fair       Item 5:             (b)             Item 7:            Item 8:
      Name of Issuer       Item 2:  Item 3:    Market     Shares of         Shared-As   (c)   Managers   Voting Authority (Shares)
S Squared Technology, LLC Title of   CUSIP      Value     Principal    (a) Defined in Shared-    See   -----------------------------
   Additions to 13F         Class    Number  (x $1,000)     Amount    Sole  Instr. V   Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------- -------- --------- ---------- ------------- ---- ---------- ------- -------- --------- ---------- --------
ULTIMATE SOFTWARE GROUP   COM      90385D107        639     20,300 SH           x                02       20,300
COLUMN TOTAL                                        639
GRAND TOTAL                                   1,377,483